10. Recoverable taxes	12 Months Ended
Dec. 31, 2019
Recoverable Taxes
Recoverable taxes
10.	Recoverable taxes

The Company records tax credit, when obtains internal and external factors as legal and market interpretations to conclude that it is entitled to these credits, including realization of the tax credit ICMS is recognized in cost of sale in the statement of operation. PIS/COFINS is recognized as a credit in the same account on which the credits are calculated.

The future realization of ICMS tax credits is based on a feasibility study, on the expectation of future growth and the expected offset against tax debts from its operations.

	2019	2018

State VAT tax credits - ICMS (note 10.1)	2,621	2,335
Provision for non-realization of ICMS (VAT) tax credits	-	(28)
Social Integration Program/ Contribution for Social Security Financing - PIS/COFINS (note 10.2)	854	717
Social Security Contribution - INSS	321	328
Income tax and social contribution prepayments (*)	472	52
Other	49	20
Other recoverable taxes – Éxito Group	77	-
Total	4,394	3,424

Current	1,692	679
Noncurrent	2,702	2,745

(*) Includes Éxito’s prepayments.

10.1.	ICMS (State VAT) tax credits

Since 2008, the Brazilian States have been substantially changing their laws aiming at implementing and broadening the ICMS (State VAT) tax substitution system (“ICMS-ST”). Referred system implies the prepayment of ICMS throughout the supply chain, upon receiving goods from manufacturer or importer, or upon transfers to other States. The expansion of such system to a wider range of products traded at the retail stores is based on the assumption that the trading cycle of these products will end in the State, so that ICMS is fully owed thereto.

In order to supply its stores, the Group maintains distribution centers strategically located in certain States and in the Federal District, which receive goods with ICMS included in the purchase price on behalf of the entire supply chain and then the goods are shipped to locations in other States. Such interstate shipment entitles the Group to a refund of prepaid ICMS, i.e., the ICMS of the supply chain paid at the acquisition of goods will represent a tax credit to be refunded, pursuant to the State laws.

The refund process requires the evidence through tax documents and digital files of the operations that entitled the Company to the refund, which is approved only after homologation from State Tax Authorities and/or compliance with specific ancillary obligations aiming to support these credits.

Since the number of items traded at the retail stores, subject to tax substitution, has been continuously increasing, the tax credits to be refunded to the Company and subsidiaries have also grown. The Group has been using such authorized tax credits to offset against state tax liabilities owed after having obtained Special Regime and also through other procedures determined by State rules.

The Group understands that future realization of ICMS tax credits is probable based on a feasibility study, on the expectation of future growth and the expected offset against tax debts from its operations. The projections on the realization of ICMS balances are revised at least annually by the occasion of the annual strategic planning approved by the Company’s Board of Directors. Management has implemented monitoring controls over the progress of the plan annually established, assessing and including new elements that contribute to the recoverability of ICMS tax credits. The expected recoverability of ICMS tax credits is demonstrated as follows:

Up to one year	438
From 1 to 2 years	370
From 2 to 3 years	361
From 3 to 4 years	366
From 4 to 5 years	350
More than 5 years	736
2,621

10.2.	PIS and COFINS credit

The Company records PIS and COFINS credits, when it obtains enough evidence to conclude that it is entitled to these credits. Evidence include i) Interpretation of tax legislation, ii) internal and external factors as legal and market interpretations and iii) accounting evaluation about the matter.